The UBS Funds

Prospectus Supplement | July 27, 2023

Includes:

•  UBS Multi Income Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectuses, dated October 28, 2022, as supplemented, for UBS Multi Income Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Craig G. Ellinger no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Scott Dolan, Branimir Petranovic, Jeffrey Haleen, and David Kim, will assume Mr. Ellinger's portfolio management responsibilities for the Fund.

Additionally, the information under the heading "UBS Multi Income Bond Fund-Fund Summary" and the sub-heading "Portfolio managers" in the Prospectuses is deleted in its entirety and replaced by the following:

• Scott E. Dolan, portfolio manager of the Predecessor Fund since 2012 and of the Fund since its inception.

• Branimir Petranovic, portfolio manager of the Fund since 2018.

• Jeffrey Haleen, portfolio manager of the Fund since 2018.

• David Kim, portfolio manager of the Fund since June 2022.

Additionally, the information under the heading "Additional information-Management" and the sub-heading "Portfolio management-UBS Multi Income Bond Fund" in the Prospectuses is deleted in its entirety and replaced by the following:

Scott E. Dolan, Branimir Petranovic, Jeffrey Haleen, and David Kim are the members of the investment management team and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Messrs. Dolan, Petranovic, Haleen, and Kim have access to a globally integrated team of credit analysts and other members of the Fixed Income investment management team who may contribute to research, security selection and portfolio construction. Messrs. Dolan, Petranovic, Haleen, and Kim are responsible for the overall portfolio and for reviewing the overall composition of the portfolio in an effort to ensure its compliance with the Fund's stated investment objective and strategies. Information about Messrs. Dolan, Petranovic, Haleen, and Kim is provided below.

Scott E. Dolan is Head of US Multi-Sector Fixed Income and a Managing Director at UBS Asset Management. Prior to joining UBS Asset Management in 2008, Mr. Dolan was a managing director and head of securitized assets for Citigroup Alternative Investments. Prior to joining Citigroup, Mr. Dolan was a managing director and head of mortgages and structured assets for Bear Stearns Asset Management and a senior mortgage trader at the Clinton Group. Mr. Dolan also worked at Deutsche Asset Management as a managing director and co-head of the Rates Group responsible for strategy, security selection and trading for MBS, ABS, agencies and treasuries. Mr. Dolan

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started his career at Scudder, Stevens and Clark, where he managed total return fixed income mutual funds and institutional portfolios. Mr. Dolan has been a portfolio manager of the Predecessor Fund since 2012 and of the Fund since its inception.

Branimir Petranovic is a Senior Portfolio Manager on the US Multi-Sector Fixed Income Team and an Executive Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Petranovic managed fund of hedge fund portfolios at HFR Asset Management, prior to which he worked in the fixed income divisions at Goldman, Sachs & Co. and Scotia Capital. Mr. Petranovic has been a portfolio manager of the Fund since 2018.

Jeffrey Haleen is a Senior Portfolio Manager on the US Multi-Sector Fixed Income team and an Executive Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Haleen was a trader for Deutsche Bank's London-based principal finance subsidiary, Winchester Capital, prior to which he was Head of Asset-Backed Securities Credit at Deerfield Capital Management. Mr. Haleen has been a portfolio manager of the Fund since 2018.

David Kim is a Senior Portfolio Manager on the Multi-Sector Fixed Income team and an Executive Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Kim worked at Goldman Sachs in the Equity Derivatives Group. Mr. Kim has been a portfolio manager of the Fund since June 2022.

The Fund's SAI provides information about the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Therefore, effective immediately, all references to Craig G. Ellinger are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds

Supplement to the Statement of Additional Information | July 27, 2023

Includes:

•  UBS Multi Income Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Statement of Additional Information, dated October 28, 2022, as supplemented, for UBS Multi Income Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Craig G. Ellinger no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Scott Dolan, Branimir Petranovic, Jeffrey Haleen, and David Kim, will assume Mr. Ellinger's portfolio management responsibilities for the Fund.

Therefore, effective immediately, all references to Craig G. Ellinger are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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